Document and Entity Information	12 Months Ended
Dec. 31, 2023
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	UNIVERSAL LOGISTICS HOLDINGS, INC.
Amendment Flag	false
Entity Central Index Key	0001308208